Average Annual Total Returns - Nomura ETF Trust II		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nomura Strategic Income ETF | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Nomura Strategic Income ETF | ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	2.82%	3.95%
Nomura Strategic Income ETF | ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	0.63%	2.03%
Nomura Strategic Income ETF | ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.77%	1.17%	2.17%
Nomura Small and Mid Cap ETF | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Nomura Small and Mid Cap ETF | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	7.26%	10.40%
Nomura Small and Mid Cap ETF | ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	8.66%	10.34%
Nomura Small and Mid Cap ETF | ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.54%	6.31%	8.51%
Nomura Small and Mid Cap ETF | ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	6.10%	7.85%

[1]
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